Consolidated Statements of Operations - USD ($) shares in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Revenues:
Lease rental income		$ 750,730,000	$ 600,873,000		$ 619,760,000
Trading container margin		10,760,000	3,532,000		7,398,000
Gain on sale of owned fleet containers, net		67,229,000	27,230,000		21,397,000
Operating expenses:
Depreciation expense		281,575,000	261,665,000		260,372,000
Amortization expense		2,540,000	2,572,000		2,093,000
General and administrative expense		46,462,000	41,880,000		38,142,000
Bad debt (recovery) expense, net		(1,285,000)	(1,668,000)		2,002,000
Container lessee default (recovery) expense, net		(1,088,000)	(1,675,000)		7,867,000
Gain on insurance recovery and legal settlement					(14,881,000)
Gain on settlement of pre-existing management agreement					(1,823,000)
Total operating expenses		401,948,000	415,307,000		433,461,000
Income from operations		430,131,000	221,599,000		222,684,000
Other (expense) income:
Interest expense		(127,269,000)	(123,230,000)		(153,185,000)
Debt termination expense	[1]	(15,209,000)	(8,750,000)
Interest income		123,000	531,000		2,505,000
Realized (loss) gain on financial instruments, net		(5,634,000)	(12,295,000)		1,946,000
Unrealized gain (loss) on financial instruments, net		4,409,000	(6,044,000)		(15,442,000)
Other, net		(490,000)	1,488,000		(4,000)
Net other expense		(144,070,000)	(148,300,000)		(164,180,000)
Income before income taxes		286,061,000	73,299,000	[2]	58,504,000
Income tax (expense) benefit		(1,773,000)	374,000		(1,948,000)
Net income		284,288,000	73,673,000		56,556,000
Less: Dividends on preferred shares		10,829,000
Less: Net income (loss) attributable to the noncontrolling interest		0	851,000		(168,000)
Net income attributable to common shareholders		$ 273,459,000	$ 72,822,000		$ 56,724,000
Net income attributable to common shareholders per share:
Basic		$ 5.51	$ 1.37		$ 0.99
Diluted		$ 5.41	$ 1.36		$ 0.99
Weighted average shares outstanding (in thousands):
Basic		49,624	53,271		57,349
Diluted		50,576	53,481		57,459
Owned Fleet
Revenues:
Lease rental income		$ 694,693,000	$ 538,425,000		$ 517,859,000
Operating expenses:
Direct container expense - owned fleet		23,384,000	55,222,000		45,831,000
Managed Fleet
Revenues:
Lease rental income		56,037,000	62,448,000		101,901,000
Operating expenses:
Distribution expense to managed fleet container investors		50,360,000	57,311,000		93,858,000
Management Fees - Non-Leasing
Revenues:
Revenue		3,360,000	5,271,000		7,590,000
Trading Containers
Revenues:
Revenue		32,045,000	31,941,000		58,734,000
Cost of trading containers sold		$ (21,285,000)	$ (28,409,000)		$ (51,336,000)

[1]	Amounts for the years ended December 31, 2020 and 2019 have been reclassified to conform with the 2021 presentation (see Note 1 (w) “Reclassifications and Changes in Presentation”).
[2]	(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized gain (loss) on financial instruments, net of $4,409, $(6,044) and $(15,442) for the years ended December 31, 2021, 2020 and 2019, respectively, and debt termination expense of $15,209, $8,750 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively.